Construction Backlog (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of signed engineering and project management contracts
Balance - January 1	$ 6,200	$ 49,593
New contracts and change orders during the period	172,805	271,503
New contracts and change orders during period, gross	179,005	321,096
Less: contract revenue earned during the period	(73,154)	(314,896)
New contracts and change orders during period net	105,851	6,200
Contracts signed but not started
Balance - December 31	$ 105,851	$ 6,200